Supplemental Consolidated Results on Unaudited Pro Forma Basis, as If the Acquisition Had Been Consummated on Beginning of Period (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Business Acquisition [Line Items]
Revenue	$ 96,248	$ 93,243
Net income	$ 20,234	$ 20,153
Diluted earnings per share	$ 2.41	$ 2.38